Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net

Note 5. Property, Plant and Equipment, Net

	June 30, 2025	December 31, 2024
	(In thousands)
Land	$707	$707
Land improvements	403	403
Building improvements	2,553	—
Lab equipment	3,011	500
Leasehold improvements	346	346
Computer equipment	13	—
Construction in progress	26,239	25,775
Property, plant and equipment, gross	33,272	27,731
Less: Accumulated depreciation	(1,407)	(1,202)
Property, plant and equipment, net	$31,865	$26,529

Finance lease right-of-use assets	$1,233	$—
Less: Accumulated amortization	(67)	—
Finance lease-right-of-use assets, net	$1,166	$—

Total property, plant and equipment, net	$33,031	$26,529

The following table presents the depreciation expense related to the Company’s property, plant and equipment, and the amortization expense related to the Company’s finance lease right-of-use assets.

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
	(In thousands)
Depreciation expense	$108	$73	$135	$163
Amortization expense	61	—	67	—
Total	$169	$73	$202	$163